Basis of Consolidation and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Consolidated Subsidiaries
Set out below is the list of consolidated subsidiaries:

Company name	Shareholding in %	Consolidation
Mynaric Lasercom GmbH, Gilching	100.0	fully consolidated
Mynaric Systems GmbH, Gilching 1	100.0	fully consolidated
Mynaric USA, Inc., Los Angeles	100.0	fully consolidated

1	Mynaric Systems GmbH was founded on March 15, 2019.

Summary of Nature and Timing of Satisfication of Performance Obligation in Contract with Customers
The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies.

Type of product/service	Nature and timing of satisfaction of performance obligation including significant payment terms	Revenue recognition policies
Sale of products	Customers obtain control of the laser terminals when the goods are delivered. Invoices are generated at that point in time. Invoices are usually payable within 30 days.	Revenue is recognized when the goods are delivered and have been accepted by customers at their premises. Advances received are included in contract liabilities.

Training-, support and other services	The Company provided training-, support- and other services to its customers. The customer simultaneously receives and consumes the benefits provided by the entity’s performance as the entity performs. Invoices for these services are either issued based on the agreed milestone payment plan of the respective contract or after the completion of the services. Invoices are usually payable within 30 days.	Revenue is recognized over time based on the cost-to-cost method, unless they are not relevant for satisfaction of performance obligation. Advances received are included in contract liabilities.

Summary of Newly Issued Financial Reporting Rules not yet Applied
The IASB has issued standards, interpretations, and amendments to existing standards whose application is not yet required, or which must be applied only in subsequent reporting periods, respectively, and which have not been applied early by the Company.

Date of application
Amendments to IFRS 3, IAS 16 and IAS 37, IFRS 1, IFRS 9, IAS 41 an IFRS 16	Jan. 1, 2022
Amendments to IAS 8, Definition of accounting estimates	Jan. 1, 2023
Amendments to IAS 1 and IFRS- Guidance Doc. 2, Disclosure of accounting policies	Jan. 1, 2023
Amendments to IAS 1, Classification of liabilities as current or non-current	Jan. 1, 2023
Amendments to IAS 12, Deferred Tax related to assets and liabilities	Jan. 1, 2023
Insurance Contracts IFRS 17, Initial Applications of IFRS 17 and IFRS 9	Jan. 1, 2023
Amendments to IFRS 10 and IAS 28, Sale of assets between an investor and others	n/a